Condensed Consolidated Income Statements (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
ARGENTINA
IFRS Statement [Line Items]
Gains (losses) on net monetary position	€ (364)	€ (299)